Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage | $	$ 250,000
Purchase ordinary shares | shares	21,750,000